Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of maturities of the operating lease liability

Maturities of the operating lease liability as of December 31, 2022 are as follows (in thousands):

Minimum
lease
payments
2023	$412
Total undiscounted lease payments	412
Less: imputed interest	(33)
Total operating lease liability	$379